                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-2819


                         CDC Nvest Cash Management Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


      399 Boylston Street, Boston, Massachusetts                02116
--------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)


                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 449-2801

Date of fiscal year end:  June 30, 2003

Date of reporting period: December 31, 2003

Item 1.  Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

CDC Nvest Cash Management Trust - Money Market Series

                                     [LOGO]
                               CDC Nvest Funds/SM/
                     CDC IXIS Asset Management Distributors


                                Semiannual Report
                                December 31, 2003

                        CDC Nvest Cash Management Trust -
                               Money Market Series
                          Reich & Tang Asset Management


                                                  TABLE OF CONTENTS

                                                  Management Discussion
                                                  and Performance ........Page 1

                                                  Schedule of
                                                  Investments ............Page 3

                                                  Financial Statements ...Page 4

                  Cash Management Trust -- Money Market Series

                                                               Portfolio Profile
--------------------------------------------------------------------------------

-----------------------------------------------------
Objective:
Seeks maximum current income consistent with
preservation of capital and liquidity.
-----------------------------------------------------
Strategy:
Invests primarily in high-quality, short-term, U.S.
dollar-denominated money market investments issued by
U.S. and foreign issuers.
-----------------------------------------------------
Manager:
Molly J. Flewharty,
Reich & Tang Asset Management
-----------------------------------------------------

                                                      Annualized Seven-Day Yield
                                                        -- December 31, 2003
--------------------------------------------------------------------------------
                                                           Class A, B & C
CDC Nvest Cash Management Trust -- Money
Market Series                                                  0.26%

Yields will fluctuate with changes in market conditions.

The seven-day money market yield reflects the Fund's current earnings more closely than total return.

                              Average Annual Total Returns -- December 31, 2003
-------------------------------------------------------------------------------
Class A (Inception 7/10/78)    6 Months    1 Year    5 Years       10 Years
Net Asset Value/1/                 0.11%     0.37%      3.02%              3.84%
-------------------------------------------------------------------------------
Class B (Inception 9/13/93)    6 Months    1 Year    5 Years       10 Years
Net Asset Value/1/                 0.11%     0.37%      3.02%              3.84%
-------------------------------------------------------------------------------
Class C (Inception 3/1/98)     6 Months    1 Year    5 Years    Since Inception
Net Asset Value/1/                 0.11%     0.37%      3.03%              3.29%
-------------------------------------------------------------------------------

/1/ These returns include reinvestment of distributions, represent past performance and do not predict future results.

The Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the Fund.

                  Cash Management Trust -- Money Market Series

                                                           Management Discussion
--------------------------------------------------------------------------------
Historically low short-term interest rates continued to be the main story in the money markets during the closing six months of 2003. Although yields on money market instruments remain low, their relative price stability and liquidity continue to make money market funds a useful cash management tool.

For the six months ended December 31, 2003, CDC Nvest Cash Management Trust-Money Market Series maintained a constant price of $1.00 per share and provided a total return of 0.11%, based on the net asset value of Class A shares and $0.0011 per share in reinvested dividends. The fund's seven-day SEC yield as of the end of December was 0.26%.

Money market funds face challenging environment

The fund's fiscal year began on July 1, 2003, right after the Federal Reserve Board lowered the Fed Funds Rate - the rate that member banks charge each other for overnight loans. Last June's 0.25% rate cut, which reflected the Fed's concerns about prospective deflation, left rates at 1.00%. There were no subsequent rate changes through the end of December.

However, as 2003 drew to a close, improving economic data reinforced the perception that the U.S. economy was recovering. Moreover, at its December 2003 meeting, the Fed upgraded its outlook, indicating that it was no longer concerned about the risk of deflation, and giving rise to the prospect of a possible increase in interest rates to come.

Fund positioned to help maximize income

Throughout the period, we positioned the fund to generate as much income as possible given the low level of money market interest rates. Although longer-term money market securities offer higher yields than short-term issues, the prospect of an increase in interest rates in the near future made us decide not to risk locking the fund into longer-term securities. Consequently, we looked for opportunities in the 30- to 90-day range. As these securities mature, we will reinvest the proceeds in other securities with similar maturity ranges until the time seems right to lengthen maturities.

At the start of the fund's fiscal year in July, its average maturity was 64 days. As of December 31, average maturity was 45 days. However, this does not reflect a change in our strategy; maturities shift every day as we buy and sell securities or as they mature.

Manager focused on yield with minimal risk

As always, commercial paper accounted for most of the fund's assets. These securities typically offer higher yields than other types of money market instruments, with only minimal additional risk. Also, because commercial paper is generally in strong supply, it offers more compelling value.

Likelihood of interest-rate increase ahead

Economic data has been promising enough to convince most market observers that the Fed is likely to raise interest rates sometime in the near future. The consensus is for a move in June 2004, but some observers believe it may be as late as 2005. Whatever their timetable, the Fed is likely to move gradually in an effort to ensure that the recovery does not stall. Our forecast is for an initial interest rate increase of 0.25%, with the potential for similar, modest rate hikes down the road.

We expect to focus on securities that will mature in the first half of 2004 as we await the Fed's next move. In our opinion, unemployment will be a key indicator to watch because we don't believe the Fed will feel comfortable raising rates until businesses begin hiring again.

This fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although it seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in the fund.
The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes.
See the fund's prospectus for details.

--------------------------------------------------------------------------------
               NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
--------------------------------------------------------------------------------

                  Cash Management Trust -- Money Market Series

Investments as of December 31, 2003 (unaudited)

  Principal
    Amount      Description                                    Value (a)
---------------------------------------------------------------------------
Investments -- 103.2% of Total Net Assets
                COMMERCIAL PAPER -- 83.1%
                Airline -- 1.8%
$   7,585,000   New York, NY, City Industrial
                Development Agency, LLC,
                1.200%, 7/01/2008(c)                         $    7,585,000
                                                             --------------
                Asset-Backed -- 13.2%
    5,000,000   Triple A One Funding Corp., 144A,
                1.090%, 1/05/2004                                 4,999,394
   10,000,000   Triple A One Funding Corp., 144A,
                1.080%, 1/08/2004                                 9,997,900
   15,000,000   Ciesco LP, 144A, 1.080%, 1/12/2004               14,995,050
   10,000,000   Ticonderoga Funding LLC, 144A, 1.090%,
                1/26/2004                                         9,992,431
   15,000,000   Lockhart Funding LLC, 144A, 1.150%,
                2/11/2004                                        14,980,354
                                                             --------------
                                                                 54,965,129
                                                             --------------
                Banking -- 16.1%
    5,000,000   Banco Continental de Panama SA, 1.120%,
                2/10/2004                                         4,993,778
   15,000,000   HBOS Treasury Services, 1.130%, 3/16/2004        14,964,687
   15,000,000   Banco Rio de La Plata SA, 0.970%,
                3/18/2004                                        14,968,880
    5,000,000   HBOS Treasury Services, 1.105%, 3/19/2004         4,988,029
   10,000,000   Banco Bilbao Vizcaya Argentaria Puerto
                Rico, 1.130%, 4/02/2004                           9,971,122
    2,250,000   Banco Bilbao Vizcaya Argentaria Puerto
                Rico, 1.190%, 4/02/2004                           2,243,158
   10,000,000   Banco Cuscatlan SA, 1.080%, 4/05/2004             9,971,500
    5,000,000   Banco Bradesco SA, 144A, 1.240%,
                6/14/2004                                         4,971,583
                                                             --------------
                                                                 67,072,737
                                                             --------------
                Building -- 8.2%
    1,125,000   Shayeson-Huff Properties LLC, 1.300%,
                11/01/2016(c)                                     1,125,000
    2,755,000   Cardiology Building Associates LLC,
                1.200%, 10/01/2021(c)                             2,755,000
    2,700,000   J&M LLC, 1.348%, 10/01/2026(c)                    2,700,000
   17,450,000   MOB Management Two LLC, 1.400%,
                12/01/2026(c)                                    17,450,000
    5,100,000   VWS McAdory Market LLC, 1.300%,
                7/01/2027(c)                                      5,100,000
    1,965,000   Daniel Land Co., 1.348%, 10/01/2027(c)            1,965,000
    3,130,000   MOB Management One LLC, 1.400%,
                12/01/2031(c)                                     3,130,000
                                                             --------------
                                                                 34,225,000
                                                             --------------
                Education -- 2.2%
    9,000,000   Yale University, 1.070%, 2/02/2004                8,991,440
                                                             --------------
                Financial Services -- 7.8%
    5,000,000   Alliance & Leicester PLC, 144A, 1.035%,
                1/07/2004                                         4,999,137
    15,000,000  General Electric Capital Corp., 1.100%,
                4/07/2004                                        14,955,542
    5,000,000   General Electric Capital Corp., 1.230%,
                10/15/2004                                        5,000,000
    2,345,000   SSK Co. LLC, 1.300%, 11/01/2021(c)                2,345,000
    2,035,000   Jobs Co. (The) LLC, 1.370%, 2/01/2022(c)          2,035,000
    3,355,000   Alpine Capital Investments LLC, 1.310%,
                9/15/2027(c)                                      3,355,000
                                                             --------------
                                                                 32,689,679
                                                             --------------
                Health Care Providers -- 4.3%
   18,000,000   Dean Health Systems, Inc., 1.090%,
                1/08/2004                                        17,996,185
                                                             --------------
                Hospital -- 0.5%
    2,235,000   Birmingham, AL, Special Care Facilities
                Financing Authority, 1.348%, 9/01/2018(c)         2,235,000
                                                             --------------
                Multi-Family -- 4.6%
    2,500,000   New York, NY, City Housing Development
                Corp., 1.100%, 1/15/2034(c)                       2,500,000
    2,100,000   Florida Housing Finance Corp., 1.100%,
                4/01/2034(c)                                      2,100,000
   10,000,000   New York State Housing Finance Agency
                LLC, 1.100%, 11/01/2034(c)                       10,000,000
    4,544,838   Los Angeles, CA, Community Redevelopment
                Agency, 1.300%, 12/15/2034                        4,544,838
                                                             --------------
                                                                 19,144,838
                                                             --------------
                Public Power/Utility -- 4.5%
$  19,000,000   New Jersey Economic Development Authority
                LLC, 1.200%, 9/01/2021(c)                    $   19,000,000
                                                             --------------
                Single-Family -- 1.2%
    5,000,000   Connecticut State Housing Finance
                Authority, 1.160%, 5/15/2033(c)                   5,000,000
                                                             --------------
                Special Purpose Entity -- 15.6%
   20,000,000   Market Street Funding Corp, 144A, 1.100%,
                1/09/2004                                        19,995,111
   20,000,000   Special Purpose Accounts Receivable
                Cooperative Corp.,
                144A, 1.100%, 1/13/2004                          19,992,667
   10,000,000   Greyhawk Funding LLC, 144A, 1.115%,
                1/20/2004                                         9,994,115
    5,000,000   Greyhawk Funding LLC, 144A, 1.100%,
                2/05/2004                                         4,994,653
   10,000,000   Long Lane Master Trust IV, 144A, 1.120%,
                2/17/2004                                         9,985,378
                                                             --------------
                                                                 64,961,924
                                                             --------------
                U.S. Government Agencies -- 3.1%
    5,000,000   Federal Home Loan Mortgage Corp., 1.170%,
                3/25/2004                                         4,986,350
    3,000,000   Federal Home Loan Mortgage Corp., 1.300%,
                11/02/2004                                        3,000,000
    5,000,000   Federal National Mortgage Association,
                1.500%, 11/16/2004                                5,000,000
                                                             --------------
                                                                 12,986,350
                                                             --------------
                Total Commercial Paper (Cost $346,853,282)      346,853,282
                                                             --------------
                MEDIUM TERM NOTE -- 4.4%
   15,000,000   Caterpillar Financial Services Corp.,
                1.250%, 7/09/2004                                15,000,000
                                                             --------------
                Total Medium Term Note (Cost $15,000,000)        15,000,000
                                                             --------------
                CERTIFICATES OF DEPOSIT -- 14.4%
   10,000,000   Svenska Handelsbank NY, 1.080%, 1/15/2004        10,000,000
   10,000,000   Credit Agricole Indosuez North America,
                Inc., 1.048%, 1/16/2004                           9,999,989
   10,000,000   Rabobank Nederland NV NY,
                1.043%, 1/22/2004                                10,000,000
   10,000,000   Harris Trust & Savings, 1.320%, 3/01/2004         9,999,917
   10,000,000   Abbey National Treasury Service, 1.040%,
                3/08/2004                                         9,999,819
    5,000,000   UBS AG, Stamford CT, 1.095%, 3/15/2004            4,999,875
    5,000,000   Credit Agricole Indosuez SA, 1.310%,
                4/15/2004(c)                                      5,000,000
                                                             --------------
                Total Certificates of Deposit (Cost
                $59,999,600)                                     59,999,600
                                                             --------------
                TIME DEPOSITS -- 2.1%
    8,800,000   BNP Paribas SA, 0.938%, 1/02/2004                 8,800,000
                                                             --------------
                Total Time Deposits (Cost $8,800,000)             8,800,000
                                                             --------------
                SHORT TERM INVESTMENT -- 0.0%
       22,494   Repurchase Agreement with Investors
                Bank & Trust Co. dated 12/31/2003 at 0.75%
                to be repurchased at $22,495 on 1/02/2004,
                collateralized by $23,260 Federal National
                Mortgage Association Bond, 7.00%, due
                4/02/2009 valued at $23,704                          22,494
                                                             --------------
                Total Short Term Investment (Cost $22,494)           22,494
                                                             --------------
                Total Investments -- 103.2% (Identified
                Cost $430,675,376)(b)                           430,675,376
                Other assets less liabilities                   (13,300,558)
                                                             --------------
                Total Net Assets -- 100.0%                   $  417,374,818
                                                             --------------

(a)  See Note 2a of Notes to Financial Statements.
(b)  The aggregate cost for federal income tax purposes was $430,675,376.
(c) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
     These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Maturity dates shown represent the ultimate maturity of the note.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $129,897,773 or 31.1% of net assets.

3                See accompanying notes to financial statements.

                       Statement of Assets & Liabilities

December 31, 2003 (unaudited)

ASSETS
   Investments, at value (Identified
    cost $430,675,376)                                       $  430,675,376
Receivable for:
   Shares sold                                                      654,432
   Interest                                                         447,715
                                                             --------------
                                                                431,777,523
                                                             --------------
LIABILITIES
Payable for:
   Shares redeemed                                               13,770,951
   Dividends payable                                                  2,419
Accrued expenses:
   Management fees                                                  151,736
   Deferred Trustees' fees                                          168,957
   Transfer agent                                                   193,247
   Accounting and administrative fees                                44,453
   Other expenses                                                    70,942
                                                             --------------
                                                                 14,402,705
                                                             --------------
NET ASSETS                                                   $  417,374,818
                                                             =============
Net assets consist of:
   Paid in capital                                           $  417,307,622
   Undistributed (overdistributed) net
    investment income                                                67,382
   Accumulated net realized gain (loss)
    on investments                                                     (186)
                                                             --------------
NET ASSETS                                                   $  417,374,818
                                                             ==============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   Class A shares:
   Net assets                                                $  383,755,503
                                                             ==============
   Shares of beneficial interest                                383,689,994
                                                             ==============
   Net asset value and redemption price per share            $         1.00
                                                             ==============
   Class B shares:
   Net assets                                                $   31,019,976
                                                             ==============
   Shares of beneficial interest                                 31,019,059
                                                             ==============
   Net asset value and redemption price per share            $         1.00
                                                             ==============
   Class C shares:
   Net assets                                                $    2,599,339
                                                             ==============
   Shares of beneficial interest                                  2,598,783
                                                             ==============
   Net asset value and redemption price per share            $         1.00
                                                             ==============

               See accompanying notes to financial statements.                 4

                            Statement of Operations

For the Six Months Ended December 31, 2003 (unaudited)

INVESTMENT INCOME
   Interest                                                  $    2,595,282
                                                             --------------
   Expenses
      Management fees                                               905,217
      Trustees' fees and expenses                                    48,432
      Accounting and administrative                                 186,162
      Custodian fees                                                 43,563
      Transfer agent                                                790,420
      Audit and tax services                                         12,815
      Legal fees                                                     24,028
      Shareholder reporting                                          28,352
      Registration fees                                              33,894
      Miscellaneous                                                  18,525
                                                             --------------
   Total expenses                                                 2,091,408
                                                             --------------
Net investment income                                               503,874
                                                             --------------
REALIZED GAIN (LOSS) ON INVESTMENTS
      Realized gain (loss) on investments - net                         250
                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                             $      504,124
                                                             ==============

5                See accompanying notes to financial statements.

                      Statements of Changes in Net Assets

                                                  Six Months
                                                    Ended
                                                 December 31,     Year Ended
                                                     2003          June 30,
                                                  (unaudited)        2003
                                                 -------------   -------------
FROM OPERATIONS
   Net investment income                         $     503,874   $   3,936,662
   Net realized gain (loss) on investments                 250           1,073
                                                 -------------   -------------
   Increase (decrease) in net assets
    resulting from operations                          504,124       3,937,735
                                                 -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A                                         (463,100)     (3,638,617)
      Class B                                          (37,127)       (283,294)
      Class C                                           (3,647)        (34,420)
                                                 -------------   -------------
                                                      (503,874)     (3,956,331)
                                                 -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares (a)                271,806,176     626,533,663
   Net asset value of shares issued in
    connection with the reinvestment of
    dividends from net investment income
    and distributions from net realized
    gains                                              618,688       3,848,644
   Cost of shares redeemed                        (314,007,554)   (703,454,020)
                                                 -------------   -------------
Decrease in net assets derived from capital
 share transactions                                (41,582,690)    (73,071,713)
                                                 -------------   -------------

   Total decrease in net assets                    (41,582,440)    (73,090,309)
NET ASSETS
   Beginning of period                             458,957,258     532,047,567
                                                 -------------   -------------
   End of period                                 $ 417,374,818   $ 458,957,258
                                                 =============   =============
UNDISTRIBUTED NET INVESTMENT INCOME              $      67,382   $      67,382
                                                 =============   =============

(a)  Shares of the series are sold and redeemed at Net Asset Value ($1.00).

               See accompanying notes to financial statements.                 6

                              Financial Highlights

For a share outstanding throughout each period.

                                         Income from
                                         investment                                     Less
                                         operations:                                distributions:
                            --------------------------------------  -------------------------------------------
                Net asset                Net realized
                  value,                     and                    Dividends      Distributions                 Net asset
                beginning      Net        unrealized    Total from   from net        from net                      value,     Total
                    of      investment  gain (loss) on  investment  investment       realized         Total        end of    return
                the period    income      investments   operations    income       capital gains  distributions  the period    (%)
                ----------  ----------  --------------  ----------  ----------     -------------  -------------  ----------  ------
CASH MANAGEMENT TRUST- MONEY MARKET SERIES
------------------------------------------
Class A,B,C
12/31/2003(b)   $     1.00  $   0.0011              --  $   0.0011  $  (0.0011)               --  $     (0.0011)  $ 1.00        0.1
6/30/2003             1.00      0.0076              --      0.0076     (0.0076)               --        (0.0076)    1.00        0.8
6/30/2002             1.00      0.0175              --      0.0175     (0.0175)(a)            --        (0.0175)    1.00        1.8
6/30/2001             1.00      0.0524              --      0.0524     (0.0524)(a)            --        (0.0524)    1.00        5.4
6/30/2000             1.00      0.0498              --      0.0498     (0.0498)(a)            --        (0.0498)    1.00        5.1
6/30/1999             1.00      0.0445              --      0.0445     (0.0445)(a)            --        (0.0445)    1.00        4.6

The subadviser to the Trust prior to June 1, 2001, was Back Bay Advisors, L.P. Effective June 1, 2001, Reich & Tang Asset Management, LLC became the subadviser to the Trust.
(a)  Including net realized gain (loss) on investments.
(b)  For the six months ended December 31, 2003 (unaudited).
(c)  Computed on an annualized basis for periods of less than one year.

7                 See accompanying notes to financial statements.

               Ratios to average
                  net assets:
             ----------------------
Net assets,                  Net
  end of                 Investment
the period   Expenses      income
 (000's)        (%)          (%)
-----------  --------    ----------
$   417,375      0.92(c)       0.22(c)
    458,957      0.88          0.77
    532,048      0.91          1.75
    545,151      0.84          5.27
    603,916      0.84          4.96
    664,609      0.84          4.96

                          Notes to Financial Statements

For the Six Months Ended December 31, 2003 (unaudited)

1. Organization. CDC Nvest Cash Management Trust (the "Trust") is organized as Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust.

CDC Nvest Cash Management Trust - Money Market Series (the "Money Market Fund") offers Class A, Class B and Class C shares. The Money Market Fund seeks maximum current income consistent with preservation of capital and liquidity.

Shares of the Money Market Fund are sold without a front end sales charge. Shares acquired by exchange of shares of another CDC Nvest stock or bond fund may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America that require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. The Trust employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

b. Repurchase Agreements. The Trust, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Trust's policy that the market value of the collateral be at least equal to 102% of the repurchase price including interest. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Trust's ability to dispose of the underlying security.

c. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

d. Federal Income Taxes. The Trust intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income. Accordingly, no provision for federal income tax has been made. Distributions from net investment income and short-term capital gains are treated as ordinary income for tax purposes.

e. Dividends and Distributions to Shareholders. Dividends and distributions are declared daily to shareholders of record at the time and are paid monthly. Long-term gain distributions, if any, will be made annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to deferred Trustee fees.

f. Other. The Money Market Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within the two highest rating categories of a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Money Market Fund to meet their obligations may be affected by foreign, economic, political and legal developments in the case of foreign banks, foreign branches, or subsidiaries of U.S. banks, or domestic economic developments in a specific industry, state or region.

3. Investment Transactions. For the six months ended December 31, 2003, purchases and sales or maturities of short-term obligations (including securities purchased subject to repurchase agreements) were $4,010,449,188 and $4,037,516,782, respectively.

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is the investment adviser to the Money Market Fund. Under the terms of the management agreement, the Money Market Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Trust's average daily net assets:

                      Percentage of Average Daily Net Assets
                   --------------------------------------------
                    First     Next     Next     Next     Over
                    $500      $500     $500     $500      $2
Trust              million   million  million  million  billion
-----------------  -------   -------  -------  -------  -------
Money Market Fund    0.400%    0.375%   0.325%   0.275%   0.225%

For the Six Months Ended December 31, 2003 (unaudited)

For the six months ended December 31, 2003, management fees for the Trust were $905,217 (0.400% of average daily net assets).

CDC IXIS Advisers has agreed to voluntarily waive its management fee (and, to the extent necessary bear other expenses of the Money Market Fund) in order to preserve the net asset value of the Money Market Fund at $1.00 per share. This expense limitation is voluntary and temporary and may be revised or terminated at any time without notice. For the six months ended December 31, 2003, no expenses were waived.

CDC IXIS Advisers has entered into a subadvisory agreement on behalf of the Money Market Fund with Reich & Tang Asset Management, LLC ("Reich & Tang"). Payments to CDC IXIS Advisers are reduced by payments to the subadviser. CDC IXIS Advisers and Reich & Tang are wholly owned subsidiaries of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). Certain officers and directors of CDC IXIS Advisers are also officers or Trustees of the Trust.

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Trust and has subcontracted with Investors Bank & Trust Company ("IBT"), to serve as subadministrator. Pursuant to the agreement between the Trust, CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Companies Trust I, Loomis Sayles Funds I, Loomis Sayles Funds II (the "Trusts"), and CIS, the Money Market Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

          (1)      Percentage of Eligible Average
                         Daily Net Assets
               -------------------------------------
                  First        Next         Over
               $5 billion   $5 billion   $10 billion
               ----------   ----------   -----------
                   0.0675%      0.0625%       0.0500%

               or

          (2) The Money Market Fund's pro rata portion, allocated based on the combined assets of the Trusts, of the annual aggregate minimum fee of $5 million.

For the six months ended December 31, 2003, the Trust paid $186,162 to CIS for accounting and administrative services.

Prior to October 1, 2003, the annual rate as a percentage of average daily net assets was 0.0600% on the first $5 billion in average daily net assets, 0.0500% on the next $5 billion in average daily net assets, and 0.0450% on average daily net assets over $10 billion. The annual aggregate minimum fee was $3.4 million.

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for the Money Market Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Money Market Fund pays CIS service fees for servicing shareholder accounts. Classes A, B and C pay service fees monthly representing the higher amount based on the following calculations:

          (1) An annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in the Money Market Fund.

                  First          Next          Over
               $650 million   $5 billion   $5.65 billion
               ------------   ----------   -------------
                      0.239%       0.200%          0.195%


               Each Class of shares is subject to a monthly class minimum of $1,500.

               or

          (2) An allocated portion, based on eligible assets, of an aggregate annual minimum fee of $1.2 million beginning September 15, 2003. For the period from July 1, 2003 to September 14, 2003, the aggregate anual minimum fee was $1.2 million. Effective January 1, 2004, the annual minimum fee changed to $1.4 million.

In addition, pursuant to other servicing agreements, the classes pay service fees to other firms that provide similar services for their own shareholder accounts.

For the six months ended December 31, 2003, the Trust paid $558,696 to CIS as compensation for its services as transfer agent. Additionally, the Trust paid CIS, BFDS and other firms out-of-pocket expenses.

For the Six Months Ended December 31, 2003 (unaudited)

d. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of CDC IXIS Advisers, CDC IXIS Asset Management Distributors, L.P., CDC IXIS North America, CIS or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $7,000 while each committee chairman receives a retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Board or Committee meetings per year; Trustees are compensated for each additional Board or Committee meeting in excess of four per year, at the rate of $4,500 and $1,750, respectively. These fees are allocated to the various series of the Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in the Trust or certain other series of the Trusts on the normal payment date. Deferred amounts remain in the Trust until distributed in accordance with the Plan.

e. Publishing Services. CIS performs certain desktop publishing services for the Trust. Fees for these services are presented in the statement of operations as shareholder reporting. For the six months ended December 31, 2003, the Trust paid $719 to CIS as compensation for these services.

11

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

Item 2.  Code of Ethics.

The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Trust has established an audit committee. Ms. Sandra O. Moose, Messrs. Edward A. Benjamin and Daniel M. Cain, all members of the audit committee serve as financial experts. Each of these individuals is also an Independent Trustee of the Trust.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5 and Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies. Not applicable.

Item 8.  [Reserved.]

Item 9.  Controls and Procedures

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a) Code of Ethics.

(b) Certifications of Principal Executive Officer and Principal Financial
Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   CDC Nvest Cash Management Trust

                                   By: /s/ JOHN T. HAILER
                                       ----------------------------------

                                   Name:  John T. Hailer
                                   Title: President and Chief Executive Officer
                                   Date:  February 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                   By: /s/ JOHN T. HAILER
                                       ----------------------------------

                                   Name:  John T. Hailer
                                   Title: President & Chief Executive Officer
                                   Date:  February 24, 2004

                                   By:/s/ NICHOLAS PALMERINO
                                      -----------------------------------
                                   Name:  Nicholas H. Palmerino
                                   Title: Treasurer
                                   Date:  February 24, 2004

                                  EXHIBIT INDEX

(a)    Code of Ethics of CDC Nvest Cash Management Trust

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940

(b)(2) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.